SECOND PROMISSORY NOTES (Detail) - Schedule of Second Promissory Notes - USD ($)	Jan. 31, 2017	Apr. 30, 2016	Apr. 30, 2015
Debt Disclosure [Abstract]
Second promissory notes		$ 4,780,814	$ 1,432,565
Total second promissory notes		$ 4,780,814	$ 1,432,565